Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Parties

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.